FINANCIAL INSTRUMENTS (Tables)	6 Months Ended
Jun. 30, 2014
FINANCIAL INSTRUMENTS
Summary of the amounts recognized in the (loss) gain on derivative financial instruments line item of the interim unaudited consolidated statements of income (loss) and comprehensive income (loss)

	Three Months Ended June 30,		Six Months Ended June 30,
	2014	2013	2014	2013
Premiums realized on written foreign exchange call options	$1,178	$789	$2,010	$1,473
Mark-to-market (loss) gain on derivative equity contracts(i)	(500)	498	(948)	1,331
Realized loss on warrants	—	—	(185)	—
Mark-to-market gain (loss) on warrants(i)	2,197	(3,223)	5,326	(1,758)
Mark-to-market loss on common shares held in depositary relating to convertible debentures acquired from Osisko(i)	(4,219)	—	(4,219)	—

(Loss) gain on derivative financial instruments	$(1,344)	$(1,936)	$1,984	$1,046

  Note:

  (i)
  Mark-to-market gains and losses on financial instruments that did not qualify for hedge accounting are recognized through the (loss) gain on derivative financial instruments line item of the interim unaudited consolidated statements of income (loss) and comprehensive income (loss) and through the other line item of the interim unaudited consolidated statements of cash flows.